Basis of preparation and significant accounting policies_Disclosure on financial instruments measured at amortized cost reclassified and financial assets at FVTOCI reclassified from financial assets at FVTPL (Details) - AFS securities
₩ in Millions
6 Months Ended
Jun. 30, 2018 KRW (₩)
Reclassification and mearuement financial assets and financial liabilities at date of initial application of IFRS9 [Line Items]
Fair value	₩ 302,638
Amount of valuation gain / loss had it not been reclassified	₩ (236)